Subsequent Events	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Subsequent Event [Line Items]
Subsequent Events

8. Subsequent Events

The Plan’s management has evaluated subsequent events through June 9, 2026, the date the financial statements were available to be issued. There were no subsequent events requiring adjustments to the financial statements or disclosures.

Effective January 1, 2026, employees that are eligible to make catch-up contributions and earn more than $150,000 in Federal Insurance Contributions Act ("FICA") wages during 2025, must make any catch-up contributions as Roth after-tax contributions. Any employee that is eligible to make catch-up contributions but made less than the set amount in FICA wages in the previous year may still choose to have any catch-up contributions made as traditional or Roth after-tax contributions.